Plan of Restructuring (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 14, 2011	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2013
Plan of Restructuring (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	20,825,000					2,200,000
Gains (Losses) on Extinguishment of Debt		$ 8,800,000		$ 4,000	$ 60,000	$ 60,000	$ 8,796,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)					$ 0.00		$ 3.21
Securities Issued	8,300,000
Preferred Stock, Shares Issued (in Shares)	416,500					0	416,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00					$ 0.001	$ 0.001
Preferred Stock Stated Value, per Share (in Shares)	20.00
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001			$ 0.001	$ 0.001
Conversion Of Preferred Stock, Warrant Issued (in Shares)	4,165,000
Purchase Price Of Securites Issued Per Unit (in Dollars per Item)	20,000
Common Stock, Shares, Issued (in Shares)			25,895,424			25,895,424	5,070,424
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									$ 0.50
Placement Agent Fees			8,000,000			8,000,000
Placement Agent, Cash Fee						200,000
Placement Agent Fees, Notes Issued						200,000
Repayments of Notes Payable						2,000,000
Cash Settlement, Debenture holder						72,000
Repayments of Senior Debt						321,000
Repayments of Lines of Credit			700,000
Secured Demand Notes						650,000
Restructuring Costs						415,000	164,000	1,100,000
Available-for-sale Securities	8,300,000
Purchase Price Of Securites Issued Per Unit (in Dollars per Share)	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)									$ 0.50
Restructuring Charges			50,000	10,000		415,000	164,000
Unit [Member] | A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Warrants Issued (in Shares)	10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.20
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.20
Unit [Member] | B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.50
Unit [Member]
Plan of Restructuring (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)	1,000
Common Stock, Shares, Issued (in Shares)	50,000
Private Placement [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Warrants Issued During Period (in Shares)						1,000,000
A Warrants [Member] | Placement Agent [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.20
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.20
A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.20					$ 0.20
Class of Warrant or Right, Outstanding (in Shares)			4,165,000			4,165,000
Warrants Issued During Period (in Shares)						4,165,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.20					$ 0.20
B Warrants [Member] | Placement Agent [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.50
B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.50					$ 0.50
Class of Warrant or Right, Outstanding (in Shares)			4,165,000			4,165,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.50					$ 0.50
Placement Agent Warrants [Member] | A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						240,000
Placement Agent Warrants [Member] | B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						240,000
Placement Agent Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.50		$ 0.50			$ 0.50
Class of Warrant or Right, Outstanding (in Shares)			2,680,000			2,680,000
Warrants Issued During Period (in Shares)	1,200,000					1,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.50		$ 0.50			$ 0.50
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Plan of Restructuring (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00
Preferred Stock Stated Value, per Share (in Shares)	20.00
Convertible Preferred Stock [Member]
Plan of Restructuring (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Units (in Shares)	1,000
A Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.20
Warrants Issued During Period (in Shares)	4,165,000
Stock Issued During Period, Shares, Conversion of Units (in Shares)	10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.20
B Warrants [Member]
Plan of Restructuring (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.50
Placement Agent [Member] | Secured Debt [Member]
Plan of Restructuring (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)	650,000
Placement Agent [Member]
Plan of Restructuring (Details) [Line Items]
Placement Agent, Cash Fee			200,000
Notes Issued			200,000
Debt Instrument, Interest Rate, Effective Percentage			4.00%
Warrants Purchase in Units			24
Series A Preferred Stock [Member]
Plan of Restructuring (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares)	416,500
Convertible Common Stock [Member]
Plan of Restructuring (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	20,825,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001
Stock Issued During Period, Shares, Conversion of Units (in Shares)	50,000
2010 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			50
Restructuring Charges			1,100,000
2011 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			30
Restructuring Charges			164,000
2012 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			8
Restructuring Charges			415,000
2013 Restructuring Actions [Member]
Plan of Restructuring (Details) [Line Items]
Number Of Restructuring Units			18
Restructuring Charges			50,000
Placement Agent Note [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.00%
Revolving Loan With Senior Lender [Member]
Plan of Restructuring (Details) [Line Items]
Repayments of Senior Debt						3,000,000
Repayments of Lines of Credit						1,000,000
Secured Note [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.00%
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Amount Paid						225
Common Stock Shares, Converted from Conversion (in Shares)						250
Debt Instrument, Convertible Value, Exchanged						1,000
Debt Instrument, Repurchase Amount						9,000,000
Gains (Losses) on Extinguishment of Debt				4,000
Common Stock, Shares, Issued (in Shares)			2,200,000
Debt Instrument, Exchange Offer Amount			225
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			250
Debt Insturment, Denomination of Per Instrument Exchanged (in Dollars per Share)			1,000
Debt Conversion, Original Debt, Amount			9,000,000
Debt Conversion, Converted Instrument, Amount			718,000
Payments for Restructuring			2,000,000
9½% Subordinated debentures due 2012 [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Amount Paid						100
Debt Instrument, Convertible Value, Exchanged						1,000
Debt Instrument, Repurchase Amount						723,000
Gains (Losses) on Extinguishment of Debt				5,000
Debt Instrument, Exchange Offer Amount			100
Debt Insturment, Denomination of Per Instrument Exchanged (in Dollars per Share)			1,000
Debt Conversion, Original Debt, Amount			723,000
Payments for Restructuring			72,000
Term Loan Facility [Member]
Plan of Restructuring (Details) [Line Items]
Payments for Restructuring			321,000
Secured Debt [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							4.00%
Proceeds from Issuance of Private Placement (in Dollars)							650,000
Revolving Credit Facility [Member]
Plan of Restructuring (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			5.25%
Payments for Restructuring			$ 1,000,000